Insurance - Summary of Sensitivity Analysis to Changes in Risk Exposures that Arise from Contracts Within Scope of IFRS 17 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
50 basis point increase	$ 2	$ 6
50 basis point decrease	(6)	(9)
10% Increase	6	28
10% Decrease	$ (7)	$ (26)